Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

Note 17 – Subsequent events

The Company has assessed all events from December 31, 2025, up through the date that these consolidated financial statements are available to be issued. Apart from the events as disclosed elsewhere in these consolidated financial statements, the Company did not have any other material events after the reporting period.